SUBSEQUENT EVENTS (Details) - USD ($)	Mar. 15, 2024	Mar. 06, 2024	Feb. 14, 2024	Mar. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022
Subsequent Event [Line Items]
Common stock, shares issued					29,768,568		11,951,137
Credit Facility
Subsequent Event [Line Items]
Revolving line of credit					$ 60,000,000	$ 60,000,000
Subsequent Event | Credit Facility
Subsequent Event [Line Items]
Revolving line of credit	$ 80,000,000
Line of credit	$ 25,000,000
Date the credit facility matures	Mar. 31, 2029
Subsequent Event | Prejean 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			1,000,000
Subsequent Event | Johnson 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			380,000
Subsequent Event | Domino 2024 Stock Options
Subsequent Event [Line Items]
Common stock, shares issued			300,000
Subsequent Event | 2024 Stock Options
Subsequent Event [Line Items]
Option vest			3 years
Exercisable price per share			$ 3.02
Casing Technology Group Limited | Subsequent Event | CTG Purchase Agreement
Subsequent Event [Line Items]
Percentage acquired				100.00%
Superior Drilling Products, Inc | Subsequent Event
Subsequent Event [Line Items]
Date of Acquisition		Mar. 06, 2024